Financial instruments - fair values and risk management (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments - fair values and risk management.
Schedule of financial assets

	June 30, 2024	December 31, 2023
Financial assets at amortized cost
Trade receivables	47,635	45,442
Cash	50,752	71,798
Loans receivable	496	148
Other investments - current	39,778	69,427
Other investments - non-current	18,055	—
Total	156,716	186,815

	June 30, 2024	December 31, 2023
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	14,868	14,809
Other investments - non-current - fair value through other comprehensive income - Level 1	3,045	3,242
Other investments - non-current - fair value through profit or loss - Level 1	13,767	14,832
Total	31,680	32,883

Schedule of financial liabilities

	June 30, 2024	December 31, 2023
Financial liabilities not measured at fair value
Trade and other payables	25,649	30,303
Total	25,649	30,303

	June 30, 2024	December 31, 2023
Financial liabilities measured at fair value
Put option liability - Level 3	15,002	28,995
Share warrant obligations - Level 1	1,013	1,278
Total	16,015	30,273

Schedule of maximum exposure to credit risk at the reporting date

	June 30, 2024	December 31, 2023
Loans receivables	496	148
Trade receivables	47,635	45,442
Cash	50,752	71,798
Other investments - current	54,646	84,236
Other investments - non-current	34,867	18,074

Schedule of exposure to credit risk

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
December 31, 2023	credit rating	loss rate	amount	allowance	Impaired
Low risk	Aaa – A3	0.02%	41,558	(9)	No
Loss	Ca-C – Aa2	100%	1,422	(1,422)	Yes
			42,980	(1,431)

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
June 30, 2024	credit rating	loss rate	amount	allowance	Impaired
Low risk	Aaa – A3	0.03%	46,223	(13)	No
Loss	Ca-C – Aa2	100%	1,459	(1,459)	Yes
			47,682	(1,472)

Schedule of contractual maturities of non-derivative financial liabilities

December 31, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	2,441	2,519	322	1,198	999
Trade and other payables	30,303	30,303	30,303	—	—
	32,744	32,822	30,625	1,198	999

December 31, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	1,278	1,278	—	—	1,278
Put option liability	28,995	28,995	7,349	21,646	—
	30,273	30,273	7,349	21,646	1,278

June 30, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	2,135	2,184	1,051	147	986
Trade and other payables	25,649	25,649	25,649	—	—
	27,784	27,833	26,700	147	986

June 30, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	1,013	1,013	—	—	1,013
Put option liability	15,002	15,002	15,002	—	—
	16,015	16,015	15,002	—	1,013

Schedule of exposure to foreign currency risk

					United Arab
December 31, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	Emirates dirham
Assets
Loans receivable	129	—	1	16	—
Trade and other receivables	10,001	—	142	15	—
Cash	12,533	89	55	269	11
	22,663	89	198	300	11
Liabilities
Lease liabilities	(2,234)	—	(207)	—	—
Trade and other payables	(5,325)	—	(922)	(82)	—
	(7,559)	—	(1,129)	(82)	—
Net exposure	15,104	89	(931)	218	11

					United Arab
June 30, 2024	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge	Emirates dirham
Assets
Loans receivable	911	—	—	4	—
Trade and other receivables	11,417	—	14	8	—
Cash	17,506	93	280	467	9
	29,834	93	294	479	9
Liabilities
Lease liabilities	(1,927)	—	(207)	—	—
Trade and other payables	(7,470)	—	(1,381)	(198)	(8)
	(9,397)	—	(1,588)	(198)	(8)
Net exposure	20,437	93	(1,294)	281	1

Schedule of sensitivity analysis

	Strengthening of	Weakening of US$
December 31, 2023	US$ by 10%	by 10%
Euro	(1,510)	1,510
Russian Ruble	(9)	9
Armenian Dram	93	(93)
Kazakhstani Tenge	(22)	22
	(1,448)	1,448

	Strengthening of	Weakening of US$
June 30, 2024	US$ by 10%	by 10%
Euro	(2,044)	2,044
Russian Ruble	(9)	9
Armenian Dram	130	(130)
Kazakhstani Tenge	(28)	28
	(1,951)	1,951

Schedule of reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(10,605)	770	(507)
Balance at June 30, 2023	2,430	28,245	70

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2024	1,278	28,995	—
Net change in fair value	(265)	129	—
Cubic Games Ltd’s put option exercise	—	(14,122)	—
Balance at June 30, 2024	1,013	15,002	—